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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MatlinPatterson Capital Management L.P.
          520 Madison Avenue
          New York, NY 10022-4213

Form 13F File Number:     028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Lipsky
Title:         Senior Portfolio Manager
Phone:         (212) 651-9500

Signature, Place, and Date of Signing:

/s/ Michael Lipsky            New York, NY              August 8, 2012
--------------------        ----------------           ---------------
   [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page
Report Summary:

Number of Other Included Managers:                       0
                                                 ---------

Form 13F Information Table Entry Total:                  5
                                                 ---------

Form 13F Information Table Value Total:            $60,280
                                                 ---------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number            Name
     ------            ----------------------          -------------

     None.

                                         MatlinPatterson Capital Management L.P.
                                                Form 13F Information Table
                                               Quarter ended June 30, 2012


      COLUMN 1          COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5    COLUMN 6 COLUMN 7    COLUMN 8
                                                VALUE     SHRS or  SH/  PUT/  INV  OTHR    VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISC MNGR SOLE   SHARED  NONE
-------------------  -------------- ---------  --------   -------  ---  ----  ---- ---- ----   ------  ----
AK STL HLDG CORP     COM            001547108  $  2,935   500,000  SH   CALL  SOLE       X
DYNEGY INC DEL       COM            26817G300  $    289   493,697  SH         SOLE       X
SPDR S&P 500 ETF TR  TR UNIT        78462F103  $ 27,221   200,000  SH   CALL  SOLE       X
SPDR S&P 500 ETF TR  TR UNIT        78462F103  $ 24,499   180,000  SH   PUT   SOLE       X
SPDR SERIES TRUST    S&P HOMEBUILD  78464A888  $  5,336   250,000  SH   CALL  SOLE       X

Total (in thousands)                           $ 60,280
